Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation [Abstract]
Share-based Compensation Options Activity
The following table summarizes the activity of common stock options for the period from December 31, 2017 through the year ended December 31, 2020:

	Number of Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2017	2,715,170	$10.18
Granted	241,316	$17.50
Exercised	(15,332)	$8.51

Outstanding at December 31, 2018	2,941,154	$10.79
Exercised	(492,498)	$8.07
Forfeited	(74,299)	$8.16

Outstanding at December 31, 2019	2,374,357	$11.44
Exercised	(43,250)	$8.64
Forfeited	(157,776)	$9.23

Outstanding at December 31, 2020	2,173,331	$9.84	(1)	5.94	$10,452

Exercisable at December 31, 2020	1,796,519	$10.50	(1)	6.00	$7,611

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The fair values of PQ Group Holdings common stock options granted during the year ended December 31, 2018 were determined on the respective grant dates using a Black-Scholes option pricing model with the following weighted-average assumptions:

2018
Expected term (in years)	5.75
Expected volatility	26.38%
Risk-free interest rate	2.86%
Expected dividend yield	0.00%
Weighted average grant date fair value of options granted	$5.47
grant date fair value of the market condition-dependent / TSR goal-based portion of the Company’s performance stock units granted during 2020 using a Monte Carlo simulation:

Expected dividend yield	—%
Risk-free interest rate	1.56%
Expected volatility	28.57%
Expected term (in years)	2.95
Grant date fair value	$24.11

Schedule of Nonvested Restricted Stock and Performance Stock Unit Activity
The following table summarizes the activity of restricted stock awards, restricted stock units and performance stock units for the period from December 31, 2017 through the year ended December 31, 2020:

	Restricted Stock Awards			Restricted Stock Units		Performance Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value (per share)		Number of Units	Weighted Average Grant Date Fair Value (per share)	Number of Units	Weighted Average Grant Date Fair Value (per share)
Nonvested as of December 31, 2017	2,096,637	$8.87		1,654,690	$16.97	—	$—
Granted	14,498	$13.80		161,598	$16.12	—	$—
Vested	(223,298)	$12.18		(797,859)	$16.97	—	$—
Forfeited	(117,177)	$8.04		(19,643)	$16.97	—	$—

Nonvested as of December 31, 2018	1,770,660	$8.39		998,786	$16.83	—	$—
Granted	—	$—		1,245,628	$15.42	550,676	$15.41
Vested	(97,140)	$12.32		(541,383)	$16.68	—	$—
Forfeited	(127,390)	$8.04		(74,595)	$16.09	—	$—

Nonvested as of December 31, 2019	1,546,130	$8.17		1,628,436	$15.83	550,676	$15.41
Granted	—	$—		1,158,605	$16.60	456,311	$20.29
Vested	(29,760)	$12.32		(816,866)	$16.17	—	$—
Forfeited	(619,355)	$8.04		(129,036)	$16.28	(41,251)	$15.95

Nonvested as of December 31, 2020	897,015	$13.80	(1)	1,841,139	$16.14	965,736	$17.69